8. Convertible notes and notes payable	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Notes Payable

On December 12, 2006, TetriDyn Solutions, Inc. (TDYS) borrowed funds from the Southeast Idaho Council of Governments (SICOG). This is referred as the “EDA -#180” loan. At the time of the merger between TDYS and Ocean Thermal Energy Corporation (OTE) on May 9, 2017, OTE assumed the liability for this loan. The remaining balance on the loan at the date of merger was $14,974. The interest rate is 6.25% and the maturity date was January 5, 2013. The loan principal was $13,811 with accrued interest of $42 as of September 30, 2017. This note is in default.

On December 23, 2009, TetriDyn Solutions, Inc. (TDYS) borrowed funds from the Southeast Idaho Council of Governments (SICOG). This is referred as the “EDA - #273” loan. At the time of the merger between TDYS and Ocean Thermal Energy Corporation (OTE) on May 9, 2017, OTE assumed the liability for this loan. The remaining balance on the loan at the date of merger was $94,480. The interest rate is 7% and the maturity date was December 23, 2014. The loan principal was $94,480 with accrued interest of $21,678 as of September 30, 2017. This note is in default.

On December 23, 2009, TetriDyn Solutions, Inc. (TDYS) borrowed funds from the Southeast Idaho Council of Governments (SICOG). This is referred as the “MICRO I - #274” loan. At the time of the merger between TDYS and Ocean Thermal Energy Corporation (OTE) on May 9, 2017, OTE assumed the liability for this loan. The remaining balance on the loan at the date of merger was $23,619. The interest rate is 7% and the maturity date was December 23, 2014. The loan principal was $23,619 with accrued interest of $4,728 as of September 30, 2017. This note is in default.

On December 23, 2009, TetriDyn Solutions, Inc. (TDYS) borrowed funds from the Southeast Idaho Council of Governments (SICOG). This is referred as the “MICRO II - #275” loan. At the time of the merger between TDYS and Ocean Thermal Energy Corporation (OTE) on May 9, 2017, OTE assumed the liability for this loan. The remaining balance on the loan at the date of merger was $23,619. The interest rate is 7% and the maturity date was December 23, 2014. The loan principal was $23,619 with accrued interest of $6,030 as of September 30, 2017. This note is in default

On December 1, 2007, TetriDyn Solutions, Inc. (TDYS) borrowed funds from the Eastern Idaho Development Corporation, This is referred as the “EIDC ” loan. At the time of the merger between TDYS and Ocean Thermal Energy Corporation (OTE) on May 9, 2017, OTE assumed the liability for this loan. The remaining balance on the loan at the date of merger was $85,821. The interest rate is 7% and the maturity date was September 1, 2015. The loan principal was $85,821 with accrued interest of $31,788 as of September 30, 2017. This note is in default

On September 25, 2009, TetriDyn Solutions, Inc. (TDYS) borrowed funds from the Pocatello Development Authority. At the time of the merger between TDYS and Ocean Thermal Energy Corporation (OTE) on May 9, 2017, OTE assumed the liability for this loan. The remaining balance on the loan at the date of merger was $50,000. The interest rate is 5% and the maturity date was October 25, 2011. The loan principal was $50,000 with accrued interest of $17,567 as of September 30, 2017. This note is in default

On March 12, 2015, the Company exchanged convertible notes issued in 2010, 2011, and 2012, payable to its officers and directors in the aggregate principal amount of $320,246, plus accrued but unpaid interest of $74,134, into a single, $394,380 consolidated convertible note (the “Consolidated Note”). The Consolidated Note was assigned to JPF Venture Group, Inc. (“JPF”), an investment entity that is majority-owned by Jeremy Feakins, the Company’s director, chief executive officer, and chief financial officer. The Consolidated Note was convertible to common stock at $0.025 per share, the approximate market price of the Company’s common stock as of the date of the issuance. On February 24, 2017 the Company completed an amendment with JPF to eliminate the conversion feature of the Consolidated Note. The Consolidated Note bears interest at 6% per annum and is due and payable within 90 days after demand. As of September 30, 2017, accrued but unpaid interest on the Consolidated Note was $64,714.

On March 12, 2015, the Company assigned the liabilities for unpaid salaries of two of its former officers in the amount of $213,436 to JPF. The assignment was evidenced by a consolidated promissory note dated December 31, 2014. The note does not bear any interest. On December 31, 2016, the $213,436 was reclassified to accrued expenses.

On June 23, 2015, the Company borrowed $50,000 from JPF pursuant to a promissory note. The Company received $25,000 on July 31, 2015, and the remaining $25,000 on August 18, 2015. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of the Company’s common stock. On September 8, 2017, JPF elected to convert $50,000 of notes payable and accrued interest of $6,342 into 3,612,596 and 458,198 shares of common stock, respectively.

On November 23, 2015, the Company borrowed $50,000 from JPF pursuant to a promissory note. The Company received $37,500 before December 31, 2015, and the remaining $12,500 was received after the year-end. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of the Company’s common stock at the rate of one share each for $0.03 of principal amount of the note. As of September 30, 2017, the outstanding balance was $50,000, plus accrued interest of $5,282.

On February 25, 2016, the Company borrowed $50,000 from JPF pursuant to a promissory note. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of our common stock at the rate of one share for each $0.03 of principal amount of the note. This conversion price is not required to adjust for the reverse stock split as per the note agreement. On February 24, 2017 the Company completed an amendment with JPF to eliminate the conversion feature of the note. As of September 30, 2017, the outstanding balance was $50,000, plus accrued interest of $4,870.

On May 20, 2016, the Company borrowed $50,000 from JPF pursuant to a promissory note. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) the payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of our common stock at the rate of one share for each $0.03 of principal amount of the note. This conversion price is not required to adjust for the reverse stock split as per the note agreement. On February 24, 2017 the Company completed an amendment with JPF to eliminate the conversion feature of the note. As of September 30, 2017, the outstanding balance was $50,000, plus accrued interest of $4,022.

On October 20, 2016, the Company borrowed $12,500 from JPF pursuant to a promissory note. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) the payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of our common stock at the rate of one share for each $0.03 of principal amount of the note. This conversion price is not required to adjust for the reverse stock split as per the note agreement. On February 24, 2017 the Company completed an amendment with JPF to eliminate the conversion feature of the note. As of September 30, 2017, the outstanding balance was $12,500, plus accrued interest of $736

On October 20, 2016, the Company borrowed $12,500 from an independent director pursuant to a promissory note. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) the payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of our common stock at the rate of one share for each $0.03 of principal amount of the note. This conversion price is not required to adjust for the reverse stock split as per the note agreement. As of September 30, 2017, the outstanding balance was $12,500, plus accrued interest of $802

On October 20, 2016, the Company borrowed $25,000 from a stockholder pursuant to a promissory note. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) the payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of our common stock at the rate of one share for each $0.03 of principal amount of the note. This conversion price is not required to adjust for the reverse stock split as per the note agreement. As of June 5, 2017 the note holder converted the note principal of $25,000 into 1,806,298 shares common stock. As of September 30, 2017, there was an outstanding balance of accrued interest of $904.

On December 21, 2016, the Company borrowed $25,000 from JPF pursuant to a promissory note. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) the payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of our common stock at the rate of one share for each $0.03 of principal amount of the note. This conversion price is not required to adjust for the reverse stock split as per the note agreement. As of September 30, 2017, the outstanding balance was $25,000, plus accrued interest of $1,179.

During 2012, we issued a note payable for $1,000,000 and three-year warrants to purchase 3,295,761 shares of common stock with an exercise price of $0.50 per share. The note had an interest rate of 10% per annum, was secured by a first lien in all of our assets and was due on February 3, 2015. We determined the warrants had a fair value of $378,500 based on the Black-Scholes option-pricing model. The fair value was recorded as a discount on the note payable and was being amortized over the life of the note. We repriced the warrants during 2013 and took an additional charge to earnings of $1,269,380 related to the repricing. The warrants were exercised upon the repricing. On February 16, 2017, the note holder agreed to amend the note to extend the due date of the note to February 3, 2018. As of September 30, 2017, the outstanding balance was $1,000,000, plus accrued interest of $510,004.

During 2013, we issued Series B units. Each unit is comprised of a note agreement, a $50,000 promissory note that matures on September 30, 2023, and bears interest at 10% per annum payable annually in arrears, a security agreement, and a warrant to purchase 10,000 shares of common stock at an exercise price to be determined pursuant to a specified formula. During 2013, we issued $525,000 of 10% promissory notes and warrants to purchase 105,000 shares of common stock. The warrants have an expiration date of September 30, 2023. We determined the warrants had a fair value of $60,068 based on the Black-Scholes option-pricing model. As part of our agreement with the Memphis Investors, the Board repriced the warrants to $0.00 and exercised the warrants and issued shares of common stock. On December 31, 2016, the accrued interest was $168,934. During 2015, one of the original note holders transferred its ownership of the note in the amount of $50,000 to Jeremy P. Feakins & Associates LLC through the JPF Venture Fund 1, LP. On August 15, 2017, loans in the amount of $316,666 and accrued interest of $120,898 were converted to 437,564 shares at $1.00 per share, which was ratified by the Board of Directors. The shares were recorded at fair value of $1,165,892. The Company recorded a loss on settlement of debt of $728,328 on conversion date. As of September 30, 2017, the loan balance was $208,334 and the accrued interest was $80,583.

During the third quarter of 2017, the Company launched a $2,000,000 convertible promissory note private placement offering. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable two years after purchase; (iii) and all principal and interest on each Note shall automatically convert on the Conversion Maturity Date into shares of the Company’s common stock at a conversion price of $4.00 per share, as long as the closing share price of the Company’s common stock on the trading day immediately preceding the Conversion Maturity Date is at least $4.00, as adjusted for stock splits, stock dividends, reclassification, and the like. If the price of the Company’s shares on such date is less than $4.00 per share, the Note (principal and interest) will be repaid in full. As of September 30, 2017, the outstanding balance for all four loans was $80,000, plus accrued interest of $976.

During 2013, we paid cash of $10,000 and issued a note payable for $290,000 in connection with the reverse merger transaction. We repurchased and retired 7,546,464 shares of common stock simultaneously with the closing of the merger with Broad Band Network Associates. The note is unsecured and due the earlier of December 31, 2015, or upon our receiving $50,000 of proceeds from the exercise of the Class A warrants, $50,000 from the exercise of the Class B warrants, $60,000 from the exercise of the Class C warrants, $60,000 from the exercise of Class D warrants, and $70,000 from the exercise of the Class E warrants. During 2014, we paid $100,000 and during 2015, we paid $60,000, leaving a balance of $130,000. Accrued interest totaled $37,655 at September 30, 2017 and $29,769 at December 31, 2016. We have determined that no further payment of principal or interest on this note should be made because the note holder failed to perform his underlying obligations giving rise to this note. As such, we are confident that if the not holder were to seek legal redress, a court would decide in our favor by either voiding the note or awarding damages sufficient to offset the note value.

During 2014, we issued a note payable for $2,265,000 and warrants to purchase 12,912,500 shares of common stock, with an exercise price equal to the greater of a 50% discount of the stock price when our shares are listed on a public exchange or $0.425 per share, to an entity owned by our chief executive officer, together our principal stockholders. The warrants expire one year after our shares are listed on a recognized public exchange. The unsecured note has an interest rate of 10% per annum and the balance was due on January 31, 2015. We determined the warrants had a fair value of $2,265,000 based on the Black-Scholes option-pricing model. The fair value was recorded as a discount on the note payable and is being amortized over the life of the note. As part of our agreement with the Memphis Investors, the Board repriced the warrants to $0.00 and exercised the warrants and issued shares of common stock. As of December 31, 2015, principal of $152,500 has been repaid and principal of $351,500 has been converted into 468,667 shares of common stock, leaving a note balance of $1,761,000. During 2016, a principal payment of $5,000 was made leaving a note balance of $1,756,000 at December 31, 2016. On December 31, 2016, the accrued interest was $453,093. On February 16, 2017, the note holder agreed to extend the due date for the repayment of the loan and interest to the earlier of December 31, 2017, or the date of the financial closings of its Baha Mar Project (or any other project of $25 million or more), whichever occurs first. On August 15, 2017, loans in the amount of $618,500 and accrued interest of $207,731 were converted to 826,231 shares at $1.00 per share, which was ratified by the Board of Directors. The conversion was recorded at historical cost due to the related party nature of the transaction. As of September 30, 2017, the loan balance was $1,137,500 and the accrued interest was $370,622.

During 2014, we issued Secured Convertible Promissory Notes (Bonds) totaling $166,800 through September 30, 2014. The bonds carry an interest rate ranging from 7.86% to 9.86% and mature on April 30, 2019 and December 31, 2019. In addition, the bondholders are entitled to convert each $1,200 bond into 1,000 shares of common stock at a price of $1.20 per share. Should our shares trade for 10 consecutive days at $1.80 per share or higher. On August 15, 2017, bonds in the amount of $166,800 and accrued interest of $48,866 were converted to 179,722 shares of common stock at $1.20 per share.

During 2014, we issued a note payable of $100,000 to a related party and $200,000 to a third party, for a total of $300,000, and warrants to purchase 300,000 shares of common stock with an exercise price of $1.00 per share. As part of our agreement with the Memphis Investors, the Board repriced the warrants to $0.00 and exercised the warrants and issued shares of common stock. These unsecured notes have an interest rate of 12% per annum. The $100,000 note with a related party is due the earlier of December 26, 2015; the completion by us of an equity financing resulting in our receipt of gross proceeds of at least $2,000,000; or the financial close of the Baha Mar project and release of funds by the bank. The balance on the $200,000 note is due the earlier of March 31, 2015; the completion by us of an equity financing resulting in our receipt of gross proceeds of at least $2,000,000; or the financial close of the Baha Mar project and release of project financing funds by the bank. As of December 31, 2016, the notes are in default. Due to the delay in opening of the Baha Mar Resort, our Baha Mar SWAC Project’s financial closing was delayed causing us to default on the notes. We have accrued the interest at a default rate of 22%. We intend to repay the notes and accrued interest upon the project’s financial closing. Accrued interest totaled $163,262 as of September 30, 2017 and $113,119 as of December 31, 2016.

On April 7, 2015, we issued an unsecured convertible promissory note in the principal amount of $50,000 to an unrelated party. The note bears interest of 10% and is due on April 17, 2017. On April 6, 2017, the note holder agreed to extend the maturity date to April 7, 2018. The note and accrued interest can be converted into our common stock at a conversion rate of $0.75 per share at any time prior to the repayment. We recorded a debt discount of $6,667 for the fair value of the beneficial conversion feature. During the nine months ended September 30, 2017, we amortized $871 of debt discount. Accrued interest totaled $12,570 as of September 30, 2017 and $10,159 as of December 31, 2016.

On March 9, 2017, an entity owned by our chief executive officer is an officer and director, agreed to provide up to $200,000 in working capital. The note bears interest of 10% and is due and payable with 90 days of demand. On September 30, 2017, the balance of the loan outstanding was $175,000 and the accrued interest as of that date was $10,382.

The following convertible note and notes payable were outstanding at September 30, 2017:

							Related Party		Non Related Party
Date of Issuance	Maturity Date	Interest Rate	Original Principal	Principal at September 30, 2017	Discount at September, 2017	Carrying Amount at September 30, 2017	Current	Long-Term	Current	Long-Term
12/12/2006	1/5/2013	6.25%	58,670	13,811	–	13,811	–	–	13,811	–
12/1/2007	9/1/2015	7.00%	125,000	85,821	–	85,821	–	–	85,821	–
9/25/2009	10/25/2011	5.00%	50,000	50,000	–	50,000	–	–	50,000	–
12/23/2009	12/23/2014	7.00%	100,000	94,480	–	94,480	–	–	94,480	–
12/23/2009	12/23/2014	7.00%	25,000	23,619	–	23,619	–	–	23,619	–
12/23/2009	12/23/2014	7.00%	25,000	23,619	–	23,619	–	–	23,619	–
2/3/2012	02/03/18	10.00%	1,000,000	1,000,000	–	1,000,000	1,000,000		–	–
8/15/2013	10/31/23	10.00%	525,000	208,334	–	208,334	–	50,000	–	158,334
12/31/2013	12/31/15	8.00%	290,000	130,000	–	130,000	130,000	–	–	–
4/1/2014	12/31/17	10.00%	2,265,000	1,137,500	–	1,137,500	1,137,500	–	–	–
12/22/2014	03/31/15	12.00%	200,000	200,000	–	200,000	–	–	200,000	–
12/26/2014	12/26/15	12.00%	100,000	100,000	–	100,000	–	–	100,000	–
3/12/2015	90 days after demand	6.00%	394,380	394,380	–	394,380	394,380	–	–	–
4/7/2015	04/17/18	10.00%	50,000	50,000	–	50,000	–	–	50,000	–
11/23/2015	90 days after demand	6.00%	50,000	50,000	–	50,000	50,000	–	–	–
2/25/2016	90 days after demand	6.00%	50,000	50,000	–	50,000	50,000	–	–	–
5/20/2016	90 days after demand	6.00%	50,000	50,000	–	50,000	50,000	–	–	–
10/20/2016	90 days after demand	6.00%	50,000	12,500	–	12,500	12,500	–	–	–
10/20/2016	90 days after demand	6.00%	12,500	12,500	–	12,500	12,500	–	–	–
12/21/2016	90 days after demand	6.00%	25,000	25,000	–	25,000	25,000	–	–	–
3/9/2017	90 days after demand	10.00%	200,000	175,000	–	175,000	175,000	–	–	–
Various	1 year from date of issue	6.00%	80,000	80,000	–	80,000	–	–	–	80,000

	Totals			$3,966,564	$0	$3,966,564	$3,036,880	$50,000	$641,350	$238,334

The following convertible note and notes payable were outstanding at December 31, 2016:

							Related Party		Non Related Party
Date of Issuance	Maturity Date	Interest Rate	Original Principal	Principal at December 31, 2016	Discount at December 31, 2016	Carrying Amount at December 31, 2016	Current	Long-Term	Current	Long-Term
02/03/12	02/03/18	10.00%	1,000,000	1,000,000	–	1,000,000	–	1,000,000	–	–
08/15/13	10/31/23	10.00%	525,000	525,000	44,089	480,911	–	45,644	–	435,267
12/31/13	12/31/15	8.00%	290,000	130,000	–	130,000	130,000	–	–	–
04/16/14	04/30/19	9.86%	6,000	6,000	–	6,000	–	–	–	6,000
05/09/14	04/30/19	9.86%	50,400	50,400	–	50,400	–	–	–	50,400
05/28/14	04/30/19	9.86%	25,200	25,200	–	25,200	–	–	–	25,200
04/01/14	12/31/17	10.00%	2,265,000	1,756,000	–	1,756,000	1,756,000	–	–	–
07/21/14	12/31/19	9.86%	78,000	78,000	–	78,000	–	–	–	78,000
08/18/14	12/31/19	7.86%	7,200	7,200	–	7,200	–	–	–	7,200
12/22/14	03/31/15	12.00%	200,000	200,000	–	200,000	–	–	200,000	–
12/26/14	12/26/15	12.00%	100,000	100,000	–	100,000	–	–	100,000	–
04/09/15	04/09/17	10.00%	50,000	50,000	871	49,129			49,129	–

	Total			$3,927,800	$44,960	$3,882,840	$1,886,000	$1,045,644	$349,129	$602,067

During 2012, we issued a note payable for $1,000,000 and three-year warrants to purchase 3,295,761 shares of common stock with an exercise price of $0.50 per share. The note had an interest rate of 10% per annum, was secured by a first lien in all of our assets and was due on February 3, 2015. We determined the warrants had a fair value of $378,500 based on the Black-Scholes option-pricing model. The fair value was recorded as a discount on the note payable and was being amortized over the life of the note. We repriced the warrants during 2013 and took an additional charge to earnings of $1,269,380 related to the repricing. The warrants were exercised upon the repricing (see Note 6). For the years ended December 31, 2016 and 2015, we amortized $ 0 and $10,514 of debt discount, respectively. On February 16, 2017, the note holder agreed to amend the note to extend the due date of the note to February 3, 2018.

Series B 10% Units

During 2013, we issued Series B units. Each unit is comprised of a note agreement, a $50,000 promissory note that matures on September 30, 2023, and bears interest at 10% per annum payable annually in arrears, a security agreement, and a warrant to purchase 10,000 shares of common stock at an exercise price to be determined pursuant to a specified formula. During 2013, we issued $525,000 of 10% promissory notes and warrants to purchase 105,000 shares of common stock (see Note 6). The warrants have an expiration date of September 30, 2023. We determined the warrants had a fair value of $60,068 based on the Black- Scholes option-pricing model. The fair value was recorded as a discount on the note payable and was being amortized over the life of the note. For the years ended December 31, 2016 and 2015, we amortized $8,265 and $4,958 of debt discount, respectively. Accrued interest on the notes was $168,934 and $116,104 at December 31, 2016 and 2015, respectively. During 2015, one of the original note holders transferred its ownership of the note in the amount of $50,000 to the JPF Venture Fund 1, LP, which is disclosed as a related-party transaction (see Note 9)

Unsecured Debentures

During 2013, we paid cash of $10,000 and issued a note payable for $290,000 in connection with the reverse merger transaction (see Note 9). We repurchased and retired 7,546,464 shares of common stock simultaneously with the closing of the merger. The note is unsecured and due the earlier of December 31, 2015, or upon our receiving $50,000 of proceeds from the exercise of the Class A warrants, $50,000 from the exercise of the Class B warrants, $60,000 from the exercise of the Class C warrants, $60,000 from the exercise of Class D warrants, and $70,000 from the exercise of the Class E warrants. During 2014, we paid $100,000 and during 2015, we paid $60,000, leaving a balance of $130,000. Accrued interest totaled $29,769 and $20,759 at December 31, 2016 and 2015, respectively. We have determined that no further payment of principal or interest on this note should be made because the note holder failed to perform his underlying obligations giving rise to this note. As such, we are confident that if the note holder were to seek legal redress, a court would decide in our favor by either voiding the note or awarding damages sufficient to offset the note value.

During 2014, we issued a note payable for $2,265,000 and warrants to purchase 12,912,500 shares of common stock, with an exercise price equal to the greater of a 50% discount of the stock price when our shares are listed on a public exchange or $0.425 per share, to an entity owned by our chief executive officer, together our principal stockholders. The warrants expire one year after our shares are listed on a recognized public exchange. The unsecured note has an interest rate of 10% per annum and the balance was due on January 31, 2015. We determined the warrants had a fair value of $2,265,000 based on the Black-Scholes option-pricing model. The fair value was recorded as a discount on the note payable and is being amortized over the life of the note. For the years ended December 31, 2016 and 2015, we amortized $ 0 and $57,424 of debt discount, respectively. As of December 31, 2015, principal of $152,500 has been repaid and principal of $351,500 has been converted into 468,667 shares of common stock, leaving a note balance of $1,761,000. During 2016, a principal payment of $5,000 was made leaving a note balance of $1,756,000 at December 31, 2016. Accrued interest totaled $453,093 and $270,428 as of December 31, 2016, and December 31, 2015, respectively. On February 16, 2017, the note holder agreed to extend the due date for the repayment of the loan and interest to the earlier of December 31, 2017, or the date of the financial closings of its Baha Mar Project (or any other project of $25 million or more), whichever occurs first. We did not modify the terms of the warrants (see Notes 6 and 9).

During 2014, we issued Secured Convertible Promissory Notes (Bonds) totaling $166,800 through September 30, 2014. The bonds carry an interest rate ranging from 7.86% to 9.86% and mature on April 30, 2019 and December 31, 2019. In addition, the bondholders are entitled to convert each $1,200 bond into 1,000 shares of common stock at a price of $1.20 per share. Should our shares trade for 10 consecutive days at $1.80 per share or higher, the bonds are automatically called and converted to shares at $1.20 per share. There was no beneficial conversion on the date of grant. Accrued interest totaled $41,398 and $21,664 as of December 31, 2016 and 2015, respectively.

During 2014, we issued a note payable of $100,000 to a related party and $200,000 to a third party, for a total of $300,000, and warrants to purchase 300,000 shares of common stock with an exercise price of $1.00 per share. The warrants expire during December 2018. These unsecured notes have an interest rate of 12% per annum. The $100,000 note with a related party is due the earlier of December 26, 2015; the completion by us of an equity financing resulting in our receipt of gross proceeds of at least $2,000,000; or the financial close of the Baha Mar project and release of funds by the bank (see Note 9). The balance on the $200,000 note is due the earlier of March 31, 2015; the completion by us of an equity financing resulting in our receipt of gross proceeds of at least $2,000,000; or the financial close of the Baha Mar project and release of project financing funds by the bank. We determined the warrants had a fair value of $85,304 based on the Black-Scholes option-pricing model. The fair value was recorded as a discount on the notes payable and is being amortized over the life of the note. For the years ended December 31, 2016 and 2015, we amortized $5,796 and $78,637 of debt discount, respectively. Accrued interest totaled $113,119 and $36,000 as of December 31, 2016 and 2015, respectively. As of December 31, 2016, the notes are in default. Due to the delay in opening of the Baha Mar Resort, our Baha Mar SWAC Project’s financial closing was delayed causing us to default on the notes. We have accrued the interest at a default rate of 22%. We intend to repay the notes and accrued interest upon the project’s financial closing (see Note 6).

During 2015, a private venture fund, in which our chief executive officer is an officer and director, agreed to provide up to $1,000,000 in working capital and a warrant to purchase up to 4,480,000 shares of common stock at $0.25 per share. During the twelve months ended December 31, 2016, the note holder agreed to amend the note to increase the working capital loan to up to $2,000,000, and we agreed to issue an additional 3,520,000 warrants for a total of 8,000,000 shares of common stock. During the year ended December 31, 2016, additional loans were made to us by the private venture fund, resulting in a principal balance of $2,000,000 and $171,823 in accrued interest. On August 31, 2016, the note holder exercised a warrant to purchase 8,000,000 shares of common stock with an exercise price of $0.25 in lieu of repayment of $2,000,000 of the note payable. The note holder also converted $171,824 of accrued interest into 687,291 shares of common stock with a fair value of $584,198 ($0.85 per share). The total conversion was 8,687,291 shares for $2,584,198. We recorded an additional $1,000,000 of debt discount for the $1,000,000 received and $8,610 for the extension of warrant. The debt discount has been fully amortized on the exercise of the warrant (see Note 9).

On April 7, 2015, we issued an unsecured convertible promissory note in the principal amount of $50,000 to an unrelated party. The note bears interest of 10% and is due on April 17, 2017. The note can be converted into our common stock at a conversion rate of $0.75 per share at any time prior to the repayment. We recorded a debt discount of $6,667 for the fair value of the beneficial conversion feature. For the years ended December 31, 2016 and 2015, we amortized $4,189 and $1,607 of debt discount, respectively. Accrued interest totaled $12,668 and $6,000 as of December 31, 2016 and 2015, respectively.

The following convertible notes and notes payable were outstanding at December 31, 2016:

							Related Party		Non Related Party
Date of Issuance	Maturity Date	Interest Rate	Original Principal	Principal at December 31, 2016	Discount at December 31, 2016	Carrying Amount at December 31, 2016	Current	Long-Term	Current	Long-Term
02/03/12	02/03/18	10.00%	1,000,000	1,000,000	–	1,000,000	–	1,000,000	–	–
08/15/13	10/31/23	10.00%	525,000	525,000	44,089	480,911	–	45,644	–	435,267
12/31/13	12/31/15	8.00%	290,000	130,000	–	130,000	130,000	–	–	–
04/16/14	04/30/19	9.86%	6,000	6,000	–	6,000	–	–	–	6,000
05/09/14	04/30/19	9.86%	50,400	50,400	–	50,400	–	–	–	50,400
05/28/14	04/30/19	9.86%	25,200	25,200	–	25,200	–	–	–	25,200
04/01/14	12/31/17	10.00%	2,265,000	1,756,000	–	1,756,000	1,756,000	–	–	–
07/21/14	12/31/19	9.86%	78,000	78,000	–	78,000	–	–	–	78,000
08/18/14	12/31/19	7.86%	7,200	7,200	–	7,200	–	–	–	7,200
12/22/14	03/31/15	12.00%	200,000	200,000	–	200,000	–	–	200,000	–
12/26/14	12/26/15	12.00%	100,000	100,000	–	100,000	–	–	100,000	–
04/09/15	04/09/17	10.00%	50,000	50,000	871	49,129	–	–	49,129	–
	Total			$3,927,800	$44,960	$3,882,840	$1,886,000	$1,045,644	$349,129	$602,067

The following convertible notes and notes payable were outstanding at December 31, 2015:

							Related Party		Non Related Party
Date of Issuance	Maturity Date	Interest Rate	Original Principal	Principal at December 31, 2015	Discount at December 31, 2015	Carrying Amount at December 31, 2015	Current	Long-Term	Current	Long-Term
02/03/12	02/03/17	10.00%	$1,000,000	$1,000,000	$–	$1,000,000	$–	$1,000,000	$–	$–
08/15/13	10/31/23	10.00%	525,000	525,000	52,354	472,646	–	45,014	–	427,632
12/31/13	12/31/15	8.00%	290,000	130,000	–	130,000	130,000	–	–	–
04/16/14	04/30/19	9.86%	6,000	6,000	–	6,000	–	–	–	6,000
05/09/14	04/30/19	9.86%	50,400	50,400	–	50,400	–	–	–	50,400
05/28/14	04/30/19	9.86%	25,200	25,200	–	25,200	–	–	–	25,200
04/01/14	01/31/17	10.00%	2,265,000	1,761,000	–	1,761,000	–	1,761,000	–	–
07/21/14	12/31/19	9.86%	78,000	78,000	–	78,000	–	–	–	78,000
08/18/14	12/31/19	7.86%	7,200	7,200	–	7,200	–	–	–	7,200
12/22/14	03/31/15	12.00%	200,000	200,000	–	200,000	–	–	200,000	–
12/26/14	12/26/15	12.00%	100,000	100,000		100,000	–	–	100,000	–
04/09/15	04/09/17	10.00%	50,000	50,000	5,060	44,940	–	–	–	44,940
07/28/15	*	12.00%	1,130,427	1,000,000	623,893	376,107	376,107	–	–	–
**	*	12.00%	–	975	–	975	975	–	–	–
Total			$5,727,227	$4,933,775	$681,307	$4,252,468	$507,082	$2,806,014	$300,000	$639,372

*	Repayment earlier of: (i) the first anniversary of the date of issuance; (ii) the completion by us of equity financing resulting in our receipt of gross proceeds of at least $2,000,000; or (iii) the financial closing of the Baha Mar project.

**	Additional funding received related to the promissory note issued on July 28, 2015, to a private venture fund in which our chief executive officer is an officer and director, in consideration of a working capital loan of up to $1,000,000. On March 15, 2016, the note was amended to increase the working capital loan to up to $2,000,000.

Maturities of Long-Term Obligations for Five Years and Beyond

The minimum principal payments of notes payable and capital lease obligations at December 31, 2016:

2017	$2,236,000
2018	1,000,000
2019	166,800
2020 and thereafter	525,000
Total	$3,927,800

On December 29, 2016, the Company received a $36,822 non-interest bearing advance from Jeremy P. Feakins & Associates, an investment entity that is majority owned by Jeremy Feakins, the Company’s director, chief executive officer, and chief financial officer.